Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 1,157,126	$ 1,515,439
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical gold bullion that constitutes total equity	65.30%	64.80%
Percentage of physical silver bullion that constitutes total equity	34.70%	35.30%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days for advance notice required	15 days
Canada | Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 184,000	$ 1,416,000
Scenario Member | Other Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of gold	1.00%
Percentage decrease in market value of gold	1.00%
Increase (decrease) in equity	$ 29,600,000	$ 28,100,000
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%